Income Taxes - Reconciliation of Effective Income Tax Rate (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. Federal statutory rate		$ 154,912
State income taxes, net of federal benefit	[1]	$ 24,653
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]		stpr:CA, FLORIDA, stpr:IL, stpr:NJ, stpr:NY
Excess tax benefits from share-based compensation		$ (9,876)
Tax effects on foreign income	[2]	3,082
Effect of cross-border tax laws - Foreign-derived intangible income ("FDII")		(945)
Tax credits		(3,796)
Nontaxable or Nondeductible Items		(1,352)
Changes in unrecognized tax benefits		459
Change in valuation allowance		2,594
Effective income tax rate including non-controlling interest		169,731
Taxes attributable to non-controlling interest		(19,643)
Income tax expense		$ 150,088		$ 166,904	$ 155,751
Percent
U.S. Federal statutory rate		21.00%		21.00%	21.00%
State income taxes, net of federal benefit and other		3.30%	[1]	3.60%	3.50%
Excess tax benefits from share-based compensation		(1.30%)		(1.80%)	(1.80%)
Tax effects on foreign income		0.30%	[2]	1.00%	0.20%
Effect of cross-border tax laws - Foreign-derived intangible income ("FDII")		(0.10%)		(0.10%)	(0.10%)
Tax credits		(0.50%)
Nontaxable or Nondeductible Items		(0.20%)
Changes in unrecognized tax benefits		0.10%
Change in valuation allowance		0.40%		0.20%	0.30%
Tax credits and other				(0.40%)	(0.80%)
Effective income tax rate including non-controlling interest		23.00%		23.50%	22.30%
Taxes attributable to non-controlling interest		(2.70%)		(2.70%)	(2.60%)
Effective income tax rate		20.30%		20.80%	19.70%

[1]	State income taxes in California, Florida, Illinois, New Jersey, and New York comprise the majority (more than 50%) of this category.
[2]	Taxes in Canada and Mexico comprise the majority (more than 50%) of this category.